May 4, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Prudential Discovery Select Group Variable Contract Account
Registration Statement File No.: 333-23271

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of the Prudential Discovery Select Group Variable Contract Account (the “Account”), hereby certifies: (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Kathleen P. DeCelie, Esq.
Kathleen P. DeCelie, Esq.
Vice President and Corporate Counsel